PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 7 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of December 31,
At cost:	2025	2024
Leasehold improvements	$36,147	$34,615
Furniture and fixtures	8,084	7,742
Equipment	37,474	44,385
	81,705	86,742
Less: accumulated depreciation	(64,294)	(72,928)
Total	$17,411	$13,814

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 were $12,946, $9,549, and $11,032, respectively.

For the years ended December 31, 2025, 2024 and 2023, the Company evaluated and determined there was no impairment loss on the plant and equipment.